Employee share schemes - Fair value of awards (Details) - Share Save Plan	12 Months Ended
	Dec. 31, 2024 GBP (£) Y £ / shares	Dec. 31, 2023 GBP (£) Y £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at the measurement date | £	£ 1.04	£ 0.93
Risk-free interest rate	4.22%	3.53%
Expected dividend yield	2.02%	1.88%
Volatility	20.94%	23.63%
Expected life | Y	3.5	3.5
Discount on share price for options granted, share-based payment arrangements	20.00%
Share Save - related options grant price (including 20% discount) | £ / shares	£ 3	£ 2.66